GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Government Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Government Fund	0.205%	0.16%

Investor Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.02%	0.27%
Service Fees	None	0.25%
All Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.43%	1.18%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$138	$241	$542
Class C Shares
– Assuming complete redemption at end of period	$220	$375	$649	$1,432
– Assuming no redemption	$120	$375	$649	$1,432

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.22%	0.47%
Service Fees	None	0.25%
All Other Expenses[3]	0.22%	0.22%
Total Annual Fund Operating Expenses	0.63%	1.38%
Expense Limitation[4]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$182	$331	$767
Class C Shares
– Assuming complete redemption at end of period	$220	$417	$736	$1,640
– Assuming no redemption	$120	$417	$736	$1,640

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.08%	0.33%
Service Fees	None	0.25%
All Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.49%	1.24%
Expense Limitation[3]	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%

[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$151	$268	$610
Class C Shares
– Assuming complete redemption at end of period	$220	$387	$675	$1,495
– Assuming no redemption	$120	$387	$675	$1,495

The following replaces in its entirety the “Service Providers—Management Fees and Other Expenses” section of the Prospectus:

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Financial Square Funds	Contractual Management Fee Annual Rate	Actual Rate For the Fiscal Year Ended August 31, 2017*,**
Government	0.16%	0.16%

Investor Funds
Money Market	0.16%	0.16%
Tax-Exempt Money Market	0.16%	0.16%

*	The Actual Rate may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.
**	Prior to February 16, 2018, the contractual management fee rate for each of the Funds was 0.205% of the Fund’s average daily net assets.

The Investment Adviser may waive a portion of its management fees from time to time, and may discontinue or modify any such waiver in the future, consistent with the terms of any fee waiver arrangement in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service fees, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate this expense limitation arrangement without the approval of the Board of Trustees. The expense limitation arrangement may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2017 is available in the Funds’ Annual Report dated August 31, 2017.

This Supplement should be retained with your Prospectus for future reference.

MMFACFEESCHG 02-18